Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2020
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding

	Millions of yen
	March 31, 2019	March 31, 2020
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,593,439	¥1,288,774
Other commitments to extend credit	1,100,929	958,659

Total	¥2,694,368	¥2,247,433

Commitments to invest	¥14,413	¥15,278

Maturity schedule of commitments

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,288,774	¥1,288,774	¥—	¥—	¥—
Other commitments to extend credit	958,659	110,312	139,295	167,322	541,730

Total	¥2,247,433	¥1,399,086	¥139,295	¥167,322	¥541,730

Commitments to invest	¥15,278	¥491	¥4	¥5,628	¥9,155

Maturity schedule of purchase obligations

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Purchase obligations	¥126,949	¥20,523	¥24,206	¥11,514	¥8,280	¥112	¥62,314

Information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	March 31
	2019		2020
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts (1)(2)	¥4,315,743	¥281,605,308	¥7,197,647	¥279,734,884
Standby letters of credit and other guarantees (3)	80	5,764	—	2,351

(1)	Credit derivatives are disclosed in Note 3 “ Derivative instruments and hedging activities ” and are excluded from derivative contracts.

Maturity information on derivative contracts and standby letters of credit and other guarantees

	Millions of yen
	Carrying value	Maximum potential payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥7,197,647	¥279,734,884	¥71,355,150	¥77,870,884	¥35,538,204	¥94,970,646
Standby letters of credit and other guarantees	—	2,351	10	1,184	1,156	1